LONG-TERM LOANS AND OTHER BORROWINGS - Two-step loans (Details) ¥ in Millions, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 IDR (Rp)
Borrowings and other credit facilities
Current maturities			Rp (5,209)			Rp (4,521)
Long-term portion		$ 2,062	27,974			26,367
Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			1,098			1,292
Current maturities			(206)			(225)
Long-term portion			892			1,067
Projected net revenue to projected debt service ratio	1.2
Internal financing exceeding annual average capital expenditure	20.00%
Yen | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings	¥ 5,375		Rp 648	¥ 6,143		707
Interest rate (as a percent)	2.95%	2.95%	2.95%
USD | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings		$ 17	Rp 237		$ 22	295
Interest rate (as a percent)	3.85%	3.85%	3.85%
Rupiah | Two-step loans
Borrowings and other credit facilities
Total loans and other borrowings			Rp 213			Rp 290
Interest rate (as a percent)	8.25%	8.25%	8.25%